UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment             [   ]; Amendment Number:
This Amendment (Check only one):    [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ABN AMRO Asset Management, Inc. (f/k/a Chicago
             Capital Management, Inc.)
Address:     161 North Clark Street
             Chicago, Illinois 60601

Form 13F File Number:  28-10069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Heather Birmingham
Title:            Assistant Vice President, Compliance
Phone:            312-884-2366

Signature, Place, and Date of Signing:


Heather Birmingham                Chicago, IL             November 14, 2003

Report Type (Check only one):


[  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

   Form 13F File Number                   Name

         28-7262                ABN AMRO Asset Management Holdings, Inc.